Investment Objectives and Goals - Nuveen Securitized Income ETF	Sep. 17, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Securitized Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek a high level of current income and total return.